INVESTMENTS (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 11, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment [Abstract]
Impairment of investment		$ 2.6
NATs share of NAOs total market capitalization		$ 4.2	$ 12.0
Nordic American Offshore Limited [Member]
Equity Method Investment [Abstract]
Ownership interest		13.55%	16.10%
Additional equity	$ 5.0
Transaction recognized in dilution loss	$ 0.6	$ 4.4
Investment value, cost basis		4.2
Dividends received		0.3	$ 1.0
Carrying value of investment		$ 4.2